Lease liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Schedule of lease liabilities

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$
Lease liabilities payable:

Within one year	9,760	6,500
Within a period of more than one year but not more than two years	43,054	-
	52,814	6,500

Less: portion classified as current liabilities	(9,760)	(6,500)

Non-current liabilities	43,054	-

	2024	2023
	S$	S$
Lease liabilities payable:

Within one year	6,500	41,409
Within a period of more than one year but not more than two years	-	19,151
	6,500	60,560

Less: portion classified as current liabilities	(6,500)	(41,409)

Non-current liabilities	-	19,151